LICENSE AGREEMENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
LICENSE AGREEMENTS

Sothema Laboratories Agreement

On September 23, 2014, the Company entered into an exclusive license agreement with Sothema Laboratories, SARL, a Moroccan publicly traded company (“Sothema”), under which Innovus granted to Sothema an exclusive license to market and sell Innovus’ topical treatment for Female Sexual Interest/Arousal Disorder (“FSI/AD”) (based on the latest Canadian approval of the indication), Zestra® and its high viscosity low osmolality water-based lubricant Zestra Glide® in the North African countries of Egypt, Morocco, Algeria, Tunisia and Libya, the Middle Eastern countries of Iraq, Jordan, Saudi Arabia and the United Arab Emirates and the West African countries of Benin, Burkina Faso, Cape Verde, Gambia, Ghana, Guinea, Guinea-Bissau, Ivory Coast, Liberia, Mali, Niger, Nigeria, Senegal, Sierra Leone and Togo (collectively the “Territory”).

Under the agreement, Innovus received an upfront payment and is eligible to receive up to approximately $171 million dollars upon and subject to the achievement of sales milestones based on cumulative supplied units of the licensed products in the Territory, plus a pre-negotiated transfer price per unit.

Pursuant to the guidance in ASC 605-28, Milestone Method, the milestones are considered substantive. The milestones enhance the value of the products and are the result of the Company’s past efforts. The milestones are reasonable relative to all of the deliverables. The Company will recognize the revenue from the milestone payments when the cumulative supplied units volume is met. During the three and six months ended June 30, 2016 and 2015, the Company recognized $2,563, $11,563, $6,487 and $56,487, respectively, in revenue for the sales of products related to this agreement, and no revenue was recognized for the sales milestones of the agreement.  We believe the amount of the upfront payment received is reasonable compared to the amounts to be received upon obtainment of future milestones.

Orimed Pharma Agreement

On September 18, 2014, the Company entered into an exclusive license agreement with Orimed Pharma (“Orimed”), an affiliate of JAMP Pharma, under which Innovus granted to Orimed an exclusive license to market and sell in Canada, Innovus’ (a) topical treatment for FSI/AD, Zestra®, (b) topical treatment for premature ejaculation, EjectDelay®, (c) product Sensum+™ to increase penile sensitivity and (d) high viscosity low osmolality water-based lubricant, Zestra Glide®.

Under the agreement, Innovus received an upfront payment and is eligible to receive up to approximately CN $94.5 million ($72.7 million USD based on June 30, 2016 exchange rate) upon and subject to the achievement of sales milestones based on cumulative gross sales in Canada by Orimed plus certain double-digit tiered royalties based on Orimed’s cumulative net sales in Canada.

Pursuant to the guidance in ASC 605-28, Milestone Method, the milestones and quarterly royalty payments are considered substantive. The milestones enhance the value of the products and are the result of the Company’s past efforts. The milestones are reasonable relative to all of the deliverables. The Company will recognize the revenue from the milestone payments when the cumulative gross sales volume is met.  The Company will recognize the revenue from the royalty payments on a quarterly basis when the cumulative net sales have been met.  During the three and six months ended June 30, 2016 and 2015, the Company recognized $7,483, $63,586, $49,376 and $49,376, respectively, in revenue for the sales of products related to this agreement, and no revenue was recognized for the sales milestones of the agreement. We believe the amount of the upfront payment received is reasonable compared to the amounts to be received upon obtainment of future milestones.

BroadMed SAL Agreements

On May 24, 2016, the Company entered into an exclusive license and distribution agreement with BroadMed SAL, a Lebanese company, under which Innovus granted to BroadMed an exclusive license to market and sell in Lebanon Innovus Pharma’s EjectDelay® for treating premature ejaculation. Under the agreement, the Company is eligible to receive up to $6.2 million dollars in sales milestone payments. For the three and six months ended June 30, 2016, the Company did not recognize revenue for the sales milestones of the agreement.

In April 2015, the Company entered into an exclusive license and distribution agreement with BroadMed SAL under which Innovus granted to BroadMed an exclusive license to market and sell in Lebanon Innovus Pharma’s Sensum+® to increase penile sensitivity. Under the agreement, the Company is eligible to receive up to $11.1 million dollars in upfront and sales milestone payments. For the three and six months ended June 30, 2015, the Company received and recognized $5,000 in upfront payments under this agreement. No amounts were received or recognized during the three and six months ended June 30, 2016.

On April 19, 2013, the Company and CRI entered into an asset purchase agreement (the “CRI Asset Purchase Agreement”) pursuant to which the Company acquired:

•	all of CRI’s rights in past, present and future Sensum+® product formulations and presentations, and
•	an exclusive, perpetual license to commercialize Sensum+® products in all territories except for the United States.

CRI has retained commercialization rights for Sensum+® in the United States.

In consideration for such assets and license, the Company issued 631,313 shares to CRI IN 2013. The Company will be required to issue to CRI shares of the Company’s common stock valued at an aggregate of $200,000 for milestones relating to additional clinical data received, which milestone has not yet been met. The number of shares to be issued was or will be determined based on the average of the closing price for the 10 trading days immediately preceding the issue date. CRI will have certain “piggyback” registration rights with respect to the shares described above, which rights provide that, if the Company registers shares of its common stock under the Securities Act in connection with a public offering, CRI will have the right to include such shares in that registration, subject to certain exceptions. The Company recorded an asset totaling $250,000 related to the CRI Asset Purchase Agreement and will amortize this amount over its estimated useful life of 10 years. The accumulated amortization at December 31, 2014 was $58,300.

The CRI Asset Purchase Agreement also requires the Company to pay to CRI up to $7 million in cash milestone payments based on first achievement of annual net sales targets plus a royalty based on annual net sales. The obligation for these payments expires on April 19, 2023 or the expiration of the last of CRI’s patent claims covering the product or its use outside the United States, whichever is sooner. No sales milestones have been met under this agreement in 2015 or 2014, and royalties owed to CRI were immaterial and included in net revenues.

Sothema Laboratories Agreement

On September 23, 2014, the Company entered into an exclusive license agreement with Sothema Laboratories, SARL, a Moroccan publicly traded company (“Sothema”), under which Innovus granted to Sothema an exclusive license to market and sell Innovus’ topical treatment for Female Sexual Interest/Arousal Disorder (“FSI/AD”) (based on the latest Canadian approval of the indication), Zestra® and its high viscosity low osmolality water-based lubricant Zestra Glide® in the North African countries of Egypt, Morocco, Algeria, Tunisia and Libya, the Middle Eastern countries of Iraq, Jordan, Saudi Arabia and the United Arab Emirates and the West African countries of Benin, Burkina Faso, Cape Verde, Gambia, Ghana, Guinea, Guinea-Bissau, Ivory Coast, Liberia, Mali, Niger, Nigeria, Senegal, Sierra Leone and Togo (collectively the “Territory”).

Under the agreement, Innovus received an upfront payment and is eligible to receive up to approximately $171 million dollars upon and subject to the achievement of sales milestones based on cumulative supplied units of the licensed products in the Territory, plus a pre-negotiated transfer price per unit.

Pursuant to the guidance in ASC 605-28, Milestone Method, the milestones are considered substantive. The milestones enhance the value of the products and are the result of the Company’s past efforts. The milestones are reasonable relative to all of the deliverables. The Company will recognize the revenue from the milestone payments when the cumulative supplied units volume is met. During the years ended December 31, 2015 and 2014, the Company recognized $0 and $200,000, respectively, in license fees related to this agreement, and no revenue was recognized for the sales milestones of the agreement. We believe the amount of the upfront payment received is reasonable compared to the amounts to be received upon obtainment of future milestones.

Orimed Pharma Agreement

On September 18, 2014, the Company entered into an exclusive license agreement with Orimed Pharma (“Orimed”), an affiliate of JAMP Pharma, under which Innovus granted to Orimed an exclusive license to market and sell in Canada, Innovus’ (a) topical treatment for FSI/AD, Zestra®, (b) topical treatment for premature ejaculation, EjectDelay®, (c) product Sensum+™ to increase penile sensitivity and (d) high viscosity low osmolality water-based lubricant, Zestra Glide®.

Under the agreement, Innovus received an upfront payment and is eligible to receive up to approximately CN $94.5 million ($68.2 million USD based on December 31, 2015 exchange rate) upon and subject to the achievement of sales milestones based on cumulative gross sales in Canada by Orimed plus certain double-digit tiered royalties based on Orimed’s cumulative net sales in Canada.

Pursuant to the guidance in ASC 605-28, Milestone Method, the milestones and quarterly royalty payments are considered substantive. The milestones enhance the value of the products and are the result of the Company’s past efforts. The milestones are reasonable relative to all of the deliverables. The Company will recognize the revenue from the milestone payments when the cumulative gross sales volume is met. The Company will recognize the revenue from the royalty payments on a quarterly basis when the cumulative net sales have been met. During the years ended December 31, 2015 and 2014, the Company recognized $0 and $100,000, respectively in license fees related to this agreement and $2,000 and $0 in royalty payments, respectively, and no revenue was recognized for the sales milestones of the agreement. We believe the amount of the upfront payment received is reasonable compared to the amounts to be received upon obtainment of future milestones.

Tramorgan Agreement

On September 18, 2014, the Company entered into an exclusive license and distribution agreement with Tramorgan Limited (“Tramorgan”), pursuant to which Tramorgan will market the Company’s topical consumer care product to increase penile sensitivity, Sensum+® in the United Kingdom (“UK”).

The agreement has an initial term through December 31, 2016 and can be extended thereafter for a twenty-four month period if Tramorgan has reached certain aggregate sales milestones. Pursuant to the agreement, Innovus is eligible to receive (a) up to $44 million dollars in sales milestone payments based on Tramorgan’s attainment of certain levels of cumulative gross sales amounts plus (b) fifty percent (50%) royalties based on Tramorgan’s net sales after applicable distribution costs in the UK. During the years ended December 31, 2015 and 2014, no revenue was recognized for the sales milestones and royalty payments of the agreement.

Ovation Pharma Agreements

On September 9, 2013, the Company entered into a license and distribution agreement with Ovation Pharma SARL (“Ovation”) under which it granted to Ovation an exclusive license to market and sell the Company’s topical treatment for reduced penile sensitivity, Sensum+®, in Morocco. Ovation may pay the Company up to approximately $11.25 million upon achievement of commercial milestones. In addition, Ovation has agreed to certain upfront minimum purchases of Sensum+™ based upon an agreed upon transfer price and yearly minimum purchases. During the years ended December 31, 2015 and 2014, the Company recognized $0 and $100,000, respectively, in revenue related to product sales from Ovation.

On September 9, 2013 the Company entered into a second license and distribution agreement with Ovation under which it granted to Ovation an exclusive license to market and sell the Company’s topical premature ejaculation treatment, EjectDelay®, in Morocco. Ovation may pay the Company up to approximately $18.6 million allocated among a fixed upfront license fee and the achievement of regulatory and commercial milestones. In addition, Ovation has agreed to certain upfront minimum purchases of EjectDelay ®based upon an agreed upon transfer price and minimum yearly purchases.

The Company determined that the fixed upfront license fee payment was a separate deliverable under the EjectDelay® license and distribution agreement and therefore recorded a receivable on its balance sheet. There were no additional obligations or deliverables associated with the license. During the years ended December 31, 2015 and 2014, the Company recognized $0 and $75,000, respectively, in revenue related to the upfront license fee from Ovation.

Elis Pharmaceuticals Agreement

On July 4, 2015, the Company announced that it had entered into an exclusive license agreement with Elis Pharmaceuticals, an emirates company (“Elis”), under which Innovus Pharma granted to Elis an exclusive license to market and sell to market and sell Innovus Pharma’s topical product Zestra® EjectDelay®, Sensum+® and  Zestra Glide® in Turkey and select African and gulf countries.   Under the agreement, Innovus Pharma is eligible to receive up to $35.5 million in sales milestone payments plus an agreed-upon transfer price upon sale of products. The Company had preliminary listed Syria, Yemen and Somalia as countries in the definition of licensed territories, but these countries were removed  by the agreement of both parties from the agreement effective the date of signing of the agreement. The Company did not recognize any revenues from this agreement during the year ended December 31, 2015.

Khandelwal Laboratories Agreement

On September 9, 2015, the Company entered into an exclusive license and distribution agreement with Khandelwal Laboratories, an Indian company (“KLabs”) under which the Company has granted to KLabs an exclusive ten-year distribution right to market and sell in the Indian Subcontinent, which is defined as India, Nepal, Bhutan, Bangladesh and Sri Lanka the Company’s products including Zestra ®, EjectDelay ®, Sensum + ® and Zestra Glide ®.  If KLabs exceeds its minimum yearly orders, the agreement has two five-year term extensions. Under the agreement the minimum orders for the first ten-year term of the agreement are approximately $2.6 million. The Company did not recognize any revenues from this agreement during the year ended December 31, 2015.

Bio Task Agreement

On December 3, 2015, the Company entered into an exclusive license and distribution agreement with Bio Task based in Malaysia (“Bio Task”) under which the Company has granted to Bio Task an exclusive ten-year distribution right to market and sell in Malaysia the Company’s products including Zestra ® increase Female Sexual Arousal and Desire and Satisfaction, EjectDelay ® for treating premature ejaculation, Sensum + ® to increase penile sensitivity, Vesele ® for sexual functions and cognitive responses and Zestra Glide ® the high viscosity water based lubricant. Under the agreement, the Company will receive an upfront payment and is eligible to receive up to $34 million in sales milestone payments plus an agreed-upon transfer price. The Company did not recognize any revenues from this agreement during the year ended December 31, 2015.